Shareholder Report, Line Graph (Details) - USD ($)			10 Months Ended	12 Months Ended		22 Months Ended	24 Months Ended	34 Months Ended	36 Months Ended	46 Months Ended	48 Months Ended	58 Months Ended	60 Months Ended	70 Months Ended	72 Months Ended	82 Months Ended	84 Months Ended	94 Months Ended	96 Months Ended	106 Months Ended	108 Months Ended	120 Months Ended
	Dec. 28, 2016	Oct. 31, 2015	Oct. 31, 2017	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2025
PGIM Quant Solutions Large-Cap Core Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name				Class A with sales charges
Accumulated Value		$ 9,449.75			$ 9,734.69		$ 12,142.00		$ 12,829.93		$ 14,191.70		$ 14,762.73		$ 20,998.26		$ 18,302.41		$ 19,979.23		$ 27,669.69	$ 33,060.53
PGIM Quant Solutions Large-Cap Core Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name				Class C with sales charges
Accumulated Value		10,000.00			10,223.79		12,656.81		13,278.63		14,576.28		15,053.33		21,263.40		18,401.84		19,941.25		27,409.73	32,523.46
PGIM Quant Solutions Large-Cap Core Fund - Class Z
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
Accumulated Value		10,000.01			10,335.34		12,912.25		13,683.84		15,177.23		15,825.29		22,541.76		19,715.59		21,574.80		29,949.12	35,878.93
PGIM Quant Solutions Large-Cap Core Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name				Class R6
Accumulated Value	$ 10,000.00		$ 11,712.33			$ 12,427.33		$ 13,800.08		$ 14,405.36		$ 20,568.77		$ 17,993.36		$ 19,713.48		$ 27,401.35		$ 32,860.97
PGIM Real Estate Income Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name				Class A with sales charges
Accumulated Value		9,450.14			10,103.64		10,568.22		10,235.30		12,923.03		10,177.09		14,129.42		11,277.60		11,137.81		15,879.36	15,524.34
PGIM Real Estate Income Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name				Class C with sales charges
Accumulated Value		10,000.00			10,622.45		11,028.89		10,604.82		13,291.64		10,386.21		14,316.29		11,336.74		11,109.07		15,727.15	15,280.30
PGIM Real Estate Income Fund - Class Z
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
Accumulated Value		10,000.00			10,718.53		11,238.65		10,935.12		13,846.28		10,927.27		15,209.66		12,163.32		12,043.49		17,235.09	16,894.60
PGIM Real Estate Income Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name				Class R6
Accumulated Value	10,000.00		10,743.11			10,441.04		13,211.87		10,433.72		14,514.80		11,619.27		11,505.31		16,434.22		16,129.13
PGIM Select Real Estate Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name				Class A with sales charges
Accumulated Value		9,450.28			9,451.55		10,309.83		10,347.91		13,725.09		12,640.73		17,395.54		12,748.70		12,669.13		16,888.88	17,276.15
PGIM Select Real Estate Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name				Class C with sales charges
Accumulated Value		10,000.00			9,937.00		10,742.60		10,705.94		14,088.30		12,876.49		17,593.93		12,799.33		12,632.95		16,716.76	16,965.67
PGIM Select Real Estate Fund - Class Z
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
Accumulated Value		10,000.00			10,718.53		11,238.65		10,935.12		13,846.28		10,927.27		15,209.66		12,163.32		12,043.49		17,235.09	16,894.60
PGIM Select Real Estate Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name				Class R6
Accumulated Value		10,000.00			10,030.33		10,957.72		11,025.25		14,665.66		13,536.96		18,694.37		13,760.35		13,723.60		18,339.50	18,816.74
PGIM Absolute Return Bond Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name				Class A with sales charges
Accumulated Value		9,675.44			10,000.66		10,595.49		10,829.33		11,338.57		11,115.36		11,750.29		11,479.87		12,220.66		13,271.73	13,978.59
PGIM Absolute Return Bond Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name				Class C with sales charges
Accumulated Value		10,000.00			10,259.38		10,788.95		10,943.53		11,359.31		11,052.75		11,608.53		11,255.33		11,873.70		12,805.23	13,382.83
PGIM Absolute Return Bond Fund - Class Z
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
Accumulated Value		10,000.00			10,360.46		11,002.22		11,274.94		11,838.17		11,635.97		12,329.02		12,079.17		12,890.03		14,029.78	14,808.82
PGIM ABSOLUTE RETURN BOND FUND - CLASS R6
Account Value [Line Items]
Line Graph and Table Measure Name				Class R6
Accumulated Value		10,000.00			10,370.56		11,020.21		11,286.44		11,843.08		11,646.38		12,352.81		12,121.28		12,931.78		14,103.48	14,900.73
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Accumulated Value	10,000	10,000	11,690.636398355882		10,450.908267390418	12,549.458613872537	12,920.702583317365	14,347.317707917156	13,869.88841379935	15,740.513923250817	15,856.914769706695	22,495.39214985417	17,396.70040028718	19,208.578238179933	24,862.313868921134	21,156.867465009054	21,229.667744932092	29,200.089428539548	23,382.952201685926	35,464.227444596494	32,272.466447206276	39,195.704968054124
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg US Aggregate Bond Index
Accumulated Value		10,000			10,437.01852578497		10,531.19643115119		10,314.959003693453		11,502.126231428207		12,213.800367614718		12,155.403870370066		10,249.127408653238		10,285.631673513373		11,370.381461816789	12,070.674735127051
Custom Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Custom Blended Index
Accumulated Value	$ 10,000	10,000	$ 10,711.266326972971		10,336.799991776403	$ 10,696.344196405822	10,975.337484157364	$ 12,769.94059938546	10,960.047469516918	$ 10,494.804892459533	13,084.765465868695	$ 14,087.67596186854	10,753.53949841339	$ 10,475.303744812882	14,434.98773432641	$ 10,105.70842229563	10,733.557577488562	$ 12,897.380898784979	10,354.850403811255	$ 13,180.607412800186	13,215.347626025574	13,505.55669009772
FTSE EPRA/NAREIT Developed Index (ND) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				FTSE EPRA/NAREIT Developed Index (ND)
Accumulated Value		10,000			10,248.199897813209		10,875.399061137121		10,907.718197807928		13,120.441240460292		10,111.599162523715		14,370.501661186263		10,785.373052922592		10,135.302602956563		13,020.180743679013	13,464.82394448164
ICE BofA US 3-Month Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				ICE BofA US 3-Month Treasury Bill Index
Accumulated Value		$ 10,000			$ 10,030.590217222103		$ 10,102.890413093046		$ 10,272.238435537607		$ 10,519.279810614133		$ 10,615.704234649525		$ 10,621.546821159487		$ 10,704.241891780086		$ 11,215.257994402531		$ 11,819.34954465324	$ 12,332.888252889801